Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets, net
Schedule of intangible assets, net

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Software purchased	5,606,954	5,606,954	782,701
Copyrights purchased	11,528,300	12,471,697	1,740,982
Subtotal	17,135,254	18,078,651	2,523,683
Less: accumulated amortization	(191,438)	(802,449)	(112,018)
Intangible assets, net	16,943,816	17,276,202	2,411,665

Schedule of amortization amount of intangible assets

The following is a schedule, by fiscal years, of amortization amount of intangible assets as of June 30, 2025:

	Intangible assets
	RMB	US$
2026	1,808,814	252,501
2027	1,808,023	252,390
2028	1,806,916	252,236
2029	1,806,916	252,236
2030 and thereafter	10,045,533	1,402,302
Total	17,276,202	2,411,665